Consolidated balance sheets R$ in Thousands, $ in Thousands	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Statement of financial position [abstract]
Cash	R$ 1,954,788	R$ 109,922
Financial assets	90,190,827
Fair value through profit or loss	57,149,446	26,528,396
Securities	49,590,013	22,443,392
Derivative financial instruments	7,559,433	4,085,004
Fair value through other comprehensive income	19,039,044	2,616,118
Securities	19,039,044	2,616,118
Evaluated at amortized cost	14,002,337	12,744,264
Securities	1,828,704	2,266,971
Securities purchased under agreements to resell	6,627,409	9,490,090
Securities trading and intermediation	1,051,566	504,983
Accounts receivable	506,359	462,029
Loan operations	3,918,328	386
Other financial assets	69,971	19,805
Other assets	1,760,999	643,619
Recoverable taxes	127,623	243,320
Rights-of-use assets	183,134	227,478
Prepaid expenses	1,393,537	89,684
Other	56,705	83,137
Deferred tax assets	505,046	284,533
Investments in associates and joint ventures	699,907	0
Property and equipment	204,032	142,464
Goodwill and Intangible assets	713,562	553,452
Total assets	96,029,161	43,622,768
Financial liabilities	70,600,989	31,842,054
Fair value through profit or loss	10,056,806	5,250,943
Securities loaned	2,237,442	2,021,707
Derivative financial instruments	7,819,364	3,229,236
Evaluated at amortized cost	60,544,183	26,591,111
Securities sold under repurchase agreements	31,839,344	15,638,407
Securities trading and intermediation	20,303,121	9,114,546
Deposits	3,021,750	70,195
Structured operations certificates	2,178,459	19,474
Accounts payables	859,550	266,813
Borrowings and lease liabilities	492,535	637,484
Debentures	335,250	835,230
Other financial liabilities	1,514,174	8,962
Other liabilities	14,522,206	4,619,623
Social and statutory obligations	667,448	492,723
Taxes and social security obligations	435,849	345,331
Private pension liabilities	13,387,913	3,759,090
Provisions and contingent liabilities	19,711	15,193
Other	11,285	7,286
Deferred tax liabilities	8,352	5,132
Total liabilities	85,131,547	36,466,809
Equity attributable to owners of the Parent company	10,894,609	7,153,396
Issued capital	23	23
Capital reserve	10,663,942	6,943,446
Other comprehensive income	230,644	209,927
Non-controlling interest	3,005	2,563
Total equity	10,897,614	7,155,959
Total liabilities and equity	R$ 96,029,161	R$ 43,622,768